Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial Risk Management [Line Items]
Cash and bank balance	$ 3,583,757	$ 102,697	$ 235,348	$ 361,471
Profit and loss	235,625	$ 209,673	$ 1,119,532
Minimum [Member]
Financial Risk Management [Line Items]
Profit and loss	1,100
Liquidity risk [member]
Financial Risk Management [Line Items]
Current assets	5,082,277
Cash and bank balance	3,583,000
Profit amount	$ 235,000